Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	As of December 31,
	2023	2022
Accrued loan interest and loan fees	$11,136	$8,139
Accrued operating expenses	10,452	4,746
Accrued capitalized expenses	2,930	1,246
Accrued voyage expenses and commissions	2,170	2,003
Accrued general and administrative expenses	1,865	1,342
Total	$28,553	$17,476